Shareholders' equity	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Shareholders' equity

22.          Shareholders’ equity

a.	Subscribed and paid-in capital stock as of December 31, 2020, 2019 and 2018, is comprised of ordinary, nominal shares, composed as follows:

	December 31, 2020
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	340,345,556	Ps.	262,447
Series BB Class I	49,766,000		38,375
	390,111,556	Ps.	300,822

	December 31, 2019
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	344,004,973	Ps.	265,269
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(2,470,158)		(1,905)
	391,300,815	Ps.	301,739

	December 31, 2018
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	344,004,973	Ps.	265,269
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(324,507)		(250)
	393,446,466	Ps.	303,394

b.	At the Ordinary Shareholders’ Meetings held on July 7, 2020, April 29, 2019 and April 28, 2018, the results for the years ended December 31, 2019, 2018 and 2017, respectively, were approved.

c.

During 2020 and 2019, 1,189,250 and 2,145,651 shares were repurchased, respectively, for amount of Ps. 150,000 and Ps. 244,201, respectively. In 2018, there were no shares repurchases or sales. As of December 31, 2020, 2019, and 2018, the market price per share was Ps. 128.39, Ps.141.83 and Ps. 93.65, respectively.

As of December 31, 2019, and 2018, the Company had in treasury repurchased shares in the amount of Ps. 244,201 and Ps. 34,234 such amount is represented by 2,470,158 and 324,507 Series B Class I shares.

d.	At the Ordinary General and Extraordinary Shareholders’ Meetings held on July 7, 2020 the shareholders approved the following:
•

It was approved to increase the reserve for the repurchase of the Company’s shares to $1,500,000, for which the total amount used for the repurchase of shares during 2019 was transferred, as well as the amount used from January 1, 2020 to the date of the Meeting. Likewise, it was approved to exercise up to said amount, in the period between the date of this Meeting and the date of the Meeting that approves the results of the 2020 fiscal year.

•	The cancellation of 3,659,417 Series B shares for a notional value of $2,822 held in the Company's treasury was approved.
•

The decrease of the fixed portion of the Company’s capital stock to $300,822, representing a total of 390,111,556 common shares, of which 49,766,000 shares correspond to Series BB and 340,345,556 correspond to Series B shares.

e.	At the Ordinary General Shareholders' Meeting held on April 29, 2019 the shareholders approved the following:

▪

The payment of a cash dividend of Ps.1,600 million, to be paid in a single installment of Ps. 4.0633 per share (the amount effectively paid was Ps.1,598,680), corresponding to the shares outstanding less the treasury stock at the payment date (May 31, 2019);

▪	It was approved to increase the share repurchase reserve to Ps.1,500,000, for which Ps. 33,984 of retain earnings are transferred to the reserve.

f.	At the Ordinary General Shareholders’ Meeting held on April 23, 2018 the shareholders approved the following:

▪

The payment of a cash dividend of Ps.1,600 million, to be paid in a single installment of Ps. 4.0633 per share (the amount effectively paid was Ps.1,598,680), corresponding to the shares outstanding less the treasury stock at the payment date (May 30, 2018);

▪	A share repurchase reserve of Ps.1,466 million and authorized use of up to that amount to repurchase Series B shares during 2019 and until the next annual meeting approves the 2019 result.

g.

Shareholders’ equity, except restated paid-in capital and tax-retained earnings, will be income tax on dividends by the Company to the effect upon the distribution rate. Any tax paid on such distribution may be credited against income tax for the year in which the tax on dividends and the following two years, against the tax for the year and interim payments thereof is paid.

h.

Retained earnings include the statutory legal reserve. Under the Mexican General Corporations Law, at least 5% of the year’s net profits must be placed in a legal reserve until the reserve equals an amount representing 20% of capital stock at par value. The legal reserve may be capitalized but may not be distributed unless the Company is dissolved, and must be replenished if it is reduced for any reason. As of December 31, 2020 and 2019 Ps. 60,729 and 2018 Ps.61,689, in each year.